Long-term investment (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 27, 2017	Jun. 30, 2017	Apr. 19, 2017	Jan. 18, 2017	Jan. 09, 2017	Nov. 03, 2016	Jan. 11, 2016	Oct. 21, 2013
Long Term Investment [Line Items]
Ownership		0.00%
Other long-term investment		$ 829,773,150	$ 7,797,559
Equity Method Investment, Ownership Percentage						25.00%
Impairment of Real Estate		0	0
Investment Gain (Loss)		(1,710,070)	(324,612)	$ 2,234,635
Proceeds from Contributed Capital		23,687,327	4,505,328	0
Proportionate Share Of Net Assets Of Equity Method Investee		0	0
Guangzhou Huanglong Information Technology Co., Ltd. [Member]
Long Term Investment [Line Items]
Payments to Acquire in Process Research and Development	$ 19,700,000
Zhengzhou Lianhe Real Estate Co., Ltd. [Member]
Long Term Investment [Line Items]
Initial Cost		$ 241,648	$ 241,648
Ownership		1.85%	1.85%
Other long-term investment		$ 241,648	$ 241,648
Zhengzhou Taike Real Estate Co., Ltd. [Member]
Long Term Investment [Line Items]
Initial Cost		$ 738,073
Ownership		3.75%
Other long-term investment		$ 738,073
Equity Method Investment, Ownership Percentage								3.75%
Zhengzhou Hangmei [Member]
Long Term Investment [Line Items]
Equity Method Investment, Ownership Percentage								51.00%
Equity Method Investments								$ 738,073
Shaanxi Zhongmao Economy Development Co., Ltd. [Member]
Long Term Investment [Line Items]
Equity Method Investment, Ownership Percentage												51.00%
Shenzhen Qianhai Jingjie City Renewal Investment Partnership limited partnership [Member]
Long Term Investment [Line Items]
Initial Cost		8,118,800
Other long-term investment		8,118,800
Limited Partners' Contributed Capital									$ 8,118,800
Zhengzhou Xinci Health Service Co., Ltd [Member]
Long Term Investment [Line Items]
Initial Cost		$ 1,290,135
Ownership		60.00%
Other long-term investment		$ 1,202,661
Equity Method Investment, Ownership Percentage										60.00%
Proceeds from Contributed Capital		1,290,135
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. [Member]
Long Term Investment [Line Items]
Initial Cost		$ 413,210,492
Ownership		49.00%
Other long-term investment		$ 412,593,226
Equity Method Investment, Aggregate Cost							$ 505,000,000
Equity Method Investment, Ownership Percentage							70.00%
Equity Method Investment, Transfer Of Ownership Percentage		70.00%
Chengdu Xinyuan Renju Enterprise Management Co., Ltd. [Member]
Long Term Investment [Line Items]
Initial Cost		$ 765,205
Ownership		10.00%
Other long-term investment		$ 765,205
Equity Method Investment, Aggregate Cost		800,000
Wuhu Penghong Investment Center (Limited Partnership) [Member]
Long Term Investment [Line Items]
Initial Cost		$ 30,608,185
Ownership		0.00%
Other long-term investment		$ 30,608,185
Equity Method Investment, Aggregate Cost	$ 30,600,000
Wuhu Penghong Investment Center (Limited Partnership) [Member] | Guangzhou Huanglong Information Technology Co., Ltd. [Member]
Long Term Investment [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	90.57%
Wuhu Penghong Investment Center (Limited Partnership) [Member] | Partner One [Member]
Long Term Investment [Line Items]
Equity Method Investment, Aggregate Cost	$ 91,800,000
Wuhu Penghong Investment Center (Limited Partnership) [Member] | Partner Two [Member]
Long Term Investment [Line Items]
Equity Method Investment, Aggregate Cost	$ 3,100,000
Wuhu Penghua Tenth Investment Center (Limited Partnership) [Member]
Long Term Investment [Line Items]
Initial Cost		$ 367,298,216
Ownership		0.00%
Other long-term investment		$ 367,298,216
Equity Method Investment, Aggregate Cost		$ 6,900,000			$ 367,300,000
Noncontrolling Interest, Ownership Percentage by Parent		90.00%
Wuhu Penghua Tenth Investment Center (Limited Partnership) [Member] | Partner Three [Member]
Long Term Investment [Line Items]
Equity Method Investment, Aggregate Cost					$ 153,000,000
Shenzhen Zhong An Financial Lease Co,. Ltd [Member]
Long Term Investment [Line Items]
Initial Cost		$ 7,639,186	$ 7,639,186
Ownership		25.00%	25.00%
Other long-term investment		$ 8,207,136	$ 7,555,911
Equity Method Investment, Ownership Percentage											25.00%
Proceeds from Equity Method Investment, Distribution		$ 137,737	$ 0	$ 0